Employee Benefit Plan, Contingency (Details)	12 Months Ended
Dec. 31, 2025
EBPESPB
EBP, Contingency [Line Items]
EBP, Plan Termination

7	Plan Termination
Although the Company has not expressed any intent to do so, the Company has the right under the Plan to modify or discontinue its contributions at any time and to terminate the Plan subject to the provisions of the Plan, ERISA, IRC and applicable collective bargaining agreements. In the event of Plan termination, all affected participants would become 100% vested in unvested Company contributions in accordance with applicable law.